Stock-Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation [Abstract]
Stock-based compensation expense	$ 1,500	$ 1,100	$ 4,688	$ 1,287	$ 492
Capitalized stock-based compensation	601	454	1,875	515	197
Granted, Shares	0	0	0	0	0
Unrecognized compensation expense	$ 11,600		$ 6,745
Weighted average period	1 year 8 months 9 days		1 year 6 months 18 days